Other assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Other assets and liabilities
Fair value of derivative financial instruments, current assets	€ 2,573	€ 1,594
Other taxes, current assets	766	561
Other assets, current	633	664
Other current assets, total	3,972	2,819
Fair value of derivative financial instruments, non-current assets	54	68
Other taxes, non-current assets	223	254
Other assets, non-current	594	302
Other non-current assets, total	871	624
Fair value of derivatives financial instruments, current liabilities	2,704	1,445
Contract liabilities, current	1,669	1,108
Other taxes, current liabilities	1,411	1,432
Other liabilities, current	1,362	1,427
Other current liabilities, total	7,146	5,412
Fair value of derivatives financial instruments, non-current liabilities	50	40
Contract liabilities, non-current	456	518
Other taxes, non-current liabilities	63	34
Other liabilities, non-current	1,042	883
Other non-current liabilities, total	€ 1,611	€ 1,475